Commitments and contingencies (Schedule of Minimum Rental Commitments under Operating Leases) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	€ 5,821
2016	4,398
2017	3,771
2018	2,951
2019	2,370
Years thereafter	2,653
Total	€ 21,964